Shareholder Report, Holdings (Details) - Capital Group Central Corporate Bond Fund (Class M)	May 31, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Other Corporate Bonds Notes and Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
US Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Other Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Short Term Securities and OtherAssets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]

[1]	Includes derivatives.